Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Changes in Financial Liabilities	Changes in financial liabilities:
Warrants
U.S. dollars in thousands

Balance as of December 31, 2021	1,054
Revaluation during the year	(1,054)
Exercises during the year	-
Balance as of December 31, 2022	-
Revaluation during the year	-
Balance as of December 31, 2023	-
Issuance during the year	2,894
Revaluation during the year	(926)
Balance as of December 31, 2024	1,968

Schedule of Warrant Sensitivity Analysis

Warrant sensitivity analysis:

	December 31, 2024
	Increase	Decrease
	U.S. dollars in thousands

Warrants issued at the Social Proxy Transaction:
Volatility (5% movement)	(8)	1
Discount rate (2% movement)	(49)	51

Warrants issued at the fund-raising:
Volatility (5% movement)	(43)	46